Summary of Significant Accounting Policies (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Description of Organization and Business Operations and Liquidity [Abstract]
Schedule of common stock reflected on the balance sheet
Gross proceeds	$75,000,000
Less:
Fair value of Public Rights at issuance	(2,550,000)
Public Shares issuance costs	(4,505,480)
Plus:
Accretion of carrying value to redemption value	7,055,480
Common stock subject to possible redemption	$75,000,000

	September 30, 2022	December 31, 2021
Gross proceeds	$77,276,860	$75,000,000
Less:
Fair value of Public Rights at issuance	(2,627,413)	(2,550,000)
Public shares issuance costs	(4,626,437)	(4,505,480)
Plus: Accretion of carrying value to redemption value	8,237,026	7,055,480
Redeemable ordinary shares subject to possible redemption	$78,260,036	$75,000,000

Schedule of basic and diluted net income (loss) per common share
Basic and diluted net loss per share:	For the period May 27, 2021 to December 31, 2021 Common Stock
Numerator:
Allocation of net loss, including accretion of temporary equity	$(68,604)
Denominator:
Weighted average shares outstanding	1,785,218
Basic and diluted net loss per share	$(0.04)

	Three Months Ended September 30, 2022		Three Months Ended September 30, 2021		Nine Months Ended September 30, 2022		For the Period from May 27, 2021 (Inception) through September 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(633,549)	$(182,584)	$—	$(30)	$(1,264,241)	$(329,827)	$—	$(1,030)
Denominator:
Basic and diluted weighted average shares outstanding	7,727,686	2,227,054	—	1,437,500	7,716,804	2,013,230	—	1,437,500

Basic and diluted net loss per common share	$(0.08)	$(0.08)	$—	$0.00	$(0.16)	$(0.16)	$—	$0.00